Expected Credit Losses Allowance (Details) - Schedule of Allowance by Stage Recorded at Income Statements - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	[1]	Dec. 31, 2022	[2]	Dec. 31, 2021
Expected Credit Losses Allowance (Details) - Schedule of Allowance by Stage Recorded at Income Statements [Line Items]
Commercial loans	$ 155,717		$ 198,156		$ 176,534
Mortgage loans	91,569		41,381		44,437
Consumer loans	206,172		201,859		134,667
Contingent loans	(24,363)		5,189		12,254
Loans and account receivable at FVOCI	(201)		58		59
Debt at FVOCI	(78)		(529)		(435)
Debt at amortised cost	1,038		957		711
Subtotal	429,854		447,071		368,227
Recovery of loans previously charged-off	(107,069)		(90,577)		(76,999)
TOTAL	322,785		356,494		291,228
Corporate [Member] | Stage 1 [Member]
Expected Credit Losses Allowance (Details) - Schedule of Allowance by Stage Recorded at Income Statements [Line Items]
Commercial loans	132		43,245		22,469
Mortgage loans
Consumer loans
Contingent loans	(1,184)		453		1,607
Loans and account receivable at FVOCI	(201)	[3]	58		59
Debt at FVOCI
Debt at amortised cost
Subtotal	(1,253)		4,836		24,135
Corporate [Member] | Stage 2 [Member]
Expected Credit Losses Allowance (Details) - Schedule of Allowance by Stage Recorded at Income Statements [Line Items]
Commercial loans	(19,358)		272		37,952
Mortgage loans
Consumer loans
Contingent loans	(6,316)		(837)		5,167
Loans and account receivable at FVOCI		[3]
Debt at FVOCI
Debt at amortised cost
Subtotal	(25,674)		(565)		43,119
Corporate [Member] | Stage 3 [Member]
Expected Credit Losses Allowance (Details) - Schedule of Allowance by Stage Recorded at Income Statements [Line Items]
Commercial loans	92,539		90,349		48,013
Mortgage loans
Consumer loans
Contingent loans	816		1,511		(279)
Loans and account receivable at FVOCI
Debt at FVOCI
Debt at amortised cost
Subtotal	93,355		91,860		47,734
Other commercial [Member] | Stage 1 [Member]
Expected Credit Losses Allowance (Details) - Schedule of Allowance by Stage Recorded at Income Statements [Line Items]
Commercial loans	(3,898)	[3]	8,734	[4]	6,625	[5]
Mortgage loans	(4,582)	[3]	(5,010)	[4]	7,134	[5]
Consumer loans	29,029	[3]	16,234	[4]	56,994	[5]
Contingent loans	(14,256)	[3]	2,864	[4]	7,397	[5]
Loans and account receivable at FVOCI		[3]		[4]		[5]
Debt at FVOCI	(78)	[3]	(529)	[4]	(435)	[5]
Debt at amortised cost	1,038	[3]	957	[4]	711	[5]
Subtotal	7,253	[3]	23,250	[4]	78,426	[5]
Other commercial [Member] | Stage 2 [Member]
Expected Credit Losses Allowance (Details) - Schedule of Allowance by Stage Recorded at Income Statements [Line Items]
Commercial loans	4,686	[3]	515	[4]	3,445	[5]
Mortgage loans	(1,213)	[3]	(4,936)	[4]	7,540	[5]
Consumer loans	57,262	[3]	72,115	[4]	17,710	[5]
Contingent loans	(1,834)	[3]	(231)	[4]	(1,420)	[5]
Loans and account receivable at FVOCI		[3]		[4]		[5]
Debt at FVOCI		[3]		[4]		[5]
Debt at amortised cost		[3]		[4]		[5]
Subtotal	58,901	[3]	67,463	[4]	27,275	[5]
Other commercial [Member] | Stage 3 [Member]
Expected Credit Losses Allowance (Details) - Schedule of Allowance by Stage Recorded at Income Statements [Line Items]
Commercial loans	81,616	[3]	93,961	[4]	58,030	[5]
Mortgage loans	97,364	[3]	51,327	[4]	29,763	[5]
Consumer loans	119,881	[3]	113,510	[4]	59,963	[5]
Contingent loans	(1,589)	[3]	1,429	[4]	(218)	[5]
Loans and account receivable at FVOCI		[3]		[4]		[5]
Debt at FVOCI		[3]		[4]		[5]
Debt at amortised cost		[3]		[4]		[5]
Subtotal	$ 297,272	[3]	$ 260,227	[4]	$ 147,538	[5]

[1]	Includes overlays for an amount of MCh$93,614 to cover certain defaulted loans from mortgage and other commercial portfolios. See Note 37, Risk management.
[2]	Includes overlays for an amount of MCh$91,351 for future macro-economic information and scenarios updates. See Note 37, Risk management.
[3]	Includes Other Commercial, Mortgages and Consumer.
[4]	Includes Other Commercial, Mortgages and Consumer
[5]	Includes Other Commercial, Mortgages and Consumer.